Scienture Inc. 2020 Stock Option and Grant Plan (Details Narrative) - Scienture Inc [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 0.76	$ 0.55	$ 0.52
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Option and Grant Plan have a contractual term	10 years